Organization and Principal Activities (Details) - Schedule of variable interest entities	12 Months Ended
Dec. 01, 2008
Zhangmen HK [Member] | Subsidiaries [Member]
Subsidiaries:
Date of incorporation	Aug. 04, 2022
Place of incorporation (or establishment)	Hong Kong
Equity interest held	100.00%
Shanghai Zhangxinrui or the WFOE [Member] | Subsidiaries [Member]
Subsidiaries:
Date of incorporation	Aug. 29, 2022
Place of incorporation (or establishment)	Shanghai
Equity interest held	100.00%
Shanghai Zhangda or the VIE [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Subsidiaries:
Date of incorporation	Nov. 28, 2016
Place of incorporation (or establishment)	Shanghai
Equity interest held	100.00%